Average Annual Total Returns - FidelitySeriesSmallCapCoreFund-PRO - FidelitySeriesSmallCapCoreFund-PRO - Fidelity Series Small Cap Core Fund	Jun. 29, 2024
Fidelity Series Small Cap Core Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.80%
Since Inception	12.62%	[1]
Fidelity Series Small Cap Core Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.20%
Since Inception	12.02%	[1]
Fidelity Series Small Cap Core Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.08%
Since Inception	9.45%	[1]
RS002
Average Annual Return:
Past 1 year	16.93%
Since Inception	12.67%

[1]	A From November 4, 2022 .